Business acquisitions (Details 1) - USD ($)	Jan. 14, 2022	Oct. 02, 2020	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Identifiable intangible asset			$ 11,924,617
Tangible assets acquired (net of tangible liabilities assumed)			11,063,395
Goodwill			36,017,209	$ 26,054,522	$ 17,175,990
Cash	$ 1,231,250
Total consideration	$ 18,787,105
Measurement Period [Member]
Identifiable intangible asset			11,924,617
Tangible assets acquired (net of tangible liabilities assumed)			497,339
Goodwill			(8,400,490)
Deferred Tax for Identifiable intangible asset			(3,026,788)
Total			0
Preliminary Estimate [Member]
Identifiable intangible asset			0
Tangible assets acquired (net of tangible liabilities assumed)			6,380,152
Goodwill			13,418,172
Deferred Tax for Identifiable intangible asset			0
Total			19,798,324
Revised and Final [Member]
Identifiable intangible asset			11,924,617
Tangible assets acquired (net of tangible liabilities assumed)			5,882,813
Goodwill			5,017,682
Deferred Tax for Identifiable intangible asset			(3,026,788)
Total			$ 19,798,324
P T G I International Carrier Services Inc [Member]
Goodwill		$ 549,129
Cash		892,000
Total consideration		892,000
Cashe		13,097,577
Accounts receivable		38,801,052
Prepaids		202,854
Other current assets		376,606
Fixed assets		508,371
Other assets		12,907,636
Total assets		65,894,096
Accounts payable		51,521,208
Accrued liabilities		1,108,397
Other liabilities		12,921,620
Total liabilities		65,551,225
Total fair value of identifiable net assets and liabilities		$ 342,871